CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (54,503,000)	$ (62,864,000)	$ (87,589,000)	$ (104,630,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	688,000	1,706,000	2,040,000	2,751,000
Noncash lease expense	445,000	692,000	815,000	852,000
Pay-to-Play financing charge	0	30,638,000	35,832,000	55,853,000
Debt financing charge on convertible notes	464,000	2,640,000	3,145,000	0
Stock-based compensation	1,042,000	450,000	2,483,000	1,245,000
Credit loss expense	570,000		421,000
Deferred income taxes	(36,000)	(147,000)	(107,000)	(48,000)
Change in fair value of convertible notes	25,921,000	3,546,000	9,532,000	500,000
Change in fair value of warrant liabilities	(1,255,000)	745,000	945,000	(2,687,000)
Loss on extinguishment of convertible notes			0	52,000
Gain on Paycheck Protection Program loan forgiveness			0	(1,073,000)
Loss on purchase commitments	0	349,000	1,165,000	5,043,000
Non-cash loss on lease termination	0	(18,000)	(18,000)
Changes in operating assets and liabilities:
Accounts receivable	(2,343,000)	362,000	362,000	(780,000)
Accounts receivable – related party	467,000	(377,000)	639,000	(1,106,000)
Inventories	(1,884,000)	(2,625,000)	(2,186,000)	(910,000)
Prepaid expenses and other current assets	(6,286,000)	343,000	167,000	(148,000)
Other assets	(91,000)	35,000	64,000	57,000
Accounts payable and accrued liabilities	2,223,000	6,029,000	9,500,000	4,424,000
Operating lease liabilities	(398,000)	(745,000)	(854,000)	(975,000)
Income taxes payable	358,000	(153,000)	(590,000)	203,000
Accrued loss on purchase commitments	(2,192,000)	(1,693,000)	(3,022,000)
Accrued compensation	1,388,000	21,000	34,000	150,000
Other liabilities	(366,000)	(550,000)	(733,000)	1,005,000
Net cash used in operating activities	(35,788,000)	(21,616,000)	(27,955,000)	(40,222,000)
Cash flows from investing activities:
Purchases of property and equipment	(1,165,000)	(75,000)	(220,000)	(493,000)
Net cash used in investing activities	(1,165,000)	(75,000)	(220,000)	(493,000)
Cash flows from financing activities:
Payment of deferred offering costs	(3,668,000)
Proceeds from issuance of Series D-2 preferred stock, net of cash based loan costs				5,260,000
Proceeds from convertible notes	110,718,000	8,400,000	12,300,000
Proceeds from short term demand notes	0	350,000	4,925,000
Repayment of short term demand notes	(4,750,000)	(350,000)	(176,000)
Series D issuance costs paid				(76,000)
Proceeds from exercise of stock options	80,000		1,000	128,000
Net cash provided by financing activities	102,380,000	17,683,000	26,475,000	39,085,000
Net increase (decrease) in cash and cash equivalents	65,427,000	(4,008,000)	(1,700,000)	(1,630,000)
Cash and cash equivalents – beginning of period	3,213,000	4,913,000	4,913,000	6,543,000
Cash and cash equivalents – end of period	68,640,000	905,000	3,213,000	4,913,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	245,000	3,000	3,000
Cash paid during the year for taxes	204,000	197,000		454,000
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired in accounts payable & accrued expenses	0	100,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value	0	109,327,000	109,327,000	23,925,000
Operating lease asset obtained in exchange for new operating lease liabilities	0	1,673,000	1,673,000	1,128,000
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain	0	(108,000)	$ (108,000)
Conversion of convertible notes				30,812,000
Issuance of warrants			1,690
Capitalized deferred offering costs outstanding at year-end			$ 1,491,000
Conversion of redeemable convertible preferred stock to common stock				174,500,000
Conversion of preferred warrant liability to equity				54,000
Pull through of Shadow preferred stock upon Pay-to-Play				23,925,000
Capitalized deferred offering costs included in accounting payable and accrued liabilities	864,000
Fair value of free standing warrants issued with Pay-to-Play convertible notes				322,000
Issuance of warrants with convertible notes	4,816,000	1,690,000
Accretion of redemption value of convertible preferred stock				$ 1,826,000
Preferred Stock
Supplemental disclosure of non-cash investing and financing activities:
Issuance of warrants				1,634
Series D-2 convertible notes
Cash flows from financing activities:
Proceeds from convertible notes				$ 30,812,000
Pay-to-Play convertible notes and Common Rights Offering
Cash flows from financing activities:
Proceeds from convertible notes	0	9,283,000	9,425,000	2,961,000
BURTECH ACQUISITION CORP.
Cash flows from operating activities:
Net (loss) income	(1,486,799)	1,676,925	1,339,142	1,673,607
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(1,892,313)	(4,809,802)	(5,751,596)	(3,989,294)
Change in fair value of derivative liability - Backstop Subscription Agreement	446,776
Changes in operating assets and liabilities:
Accrued expenses		612,500	1,618,895	(232,122)
Franchise tax payable	150,000	67,600	35,800	188,914
Other Assets	(56,750)	129,867	186,532	201,664
Due to related party				(7,097)
Income taxes payable	338,213	161,151	235,886	791,758
Net cash used in operating activities	(2,500,873)	(2,161,759)	(2,335,341)	(1,372,570)
Cash flows from investing activities:
Investments held in Trust			(130,370)
Cash withdrawn from Trust Account to pay franchise and income taxes	43,564	2,039,910	1,314,246
Principal deposits into Trust Account for Extension	(1,173,329)
Restricted Cash			843,313
Due from Sponsor			318,888
Cash withdrawn from Trust Account in connection with redemptions	24,539,002	227,776,035	227,776,035
Net cash used in investing activities	23,409,237	229,815,945	230,122,112
Cash flows from financing activities:
Proceeds from Advances from sponsor	2,164,291		810,345
Proceeds from convertible notes	689,655	99,975
Payment of note payable-related party				(144,746)
Redemption of Common Stock	(24,539,002)	(227,776,035)	(227,776,035)
Net cash provided by financing activities	(21,685,056)	(227,676,060)	(226,965,690)	(144,746)
Net increase (decrease) in cash and cash equivalents	(776,692)	(21,874)	821,081	(1,517,316)
Cash and cash equivalents – beginning of period	843,313	22,232	22,232	1,539,548
Cash and cash equivalents – end of period	66,621	358	843,313	22,232
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes	1,027,644		791,758
Supplemental disclosure of non-cash investing and financing activities:
Excise tax liability arising from redemption of Class A shares		2,277,760	2,523,150
Accretion of Class A common stock subject to possible redemption	$ 2,503,310	$ 3,562,622	$ 4,510,051	$ 2,984,418